25. Borrowings (Details 2) $ in Thousands, $ in Thousands	Dec. 31, 2019 ARS ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 ARS ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 ARS ($)
Disclosure of detailed information about borrowings [line items]
Borrowings		$ 9,856,665		$ 12,716,656	$ 9,678,949
Fixed rate
Disclosure of detailed information about borrowings [line items]
Borrowings		8,340,891		9,779,750
Fixed rate | Less than 1 year
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 143,462		$ 169,175
Fixed rate | From 2 to 5 years
Disclosure of detailed information about borrowings [line items]
Borrowings	8,197,429		9,610,574
Floating rate
Disclosure of detailed information about borrowings [line items]
Borrowings		$ 1,515,774		$ 2,936,906
Floating rate | Less than 1 year
Disclosure of detailed information about borrowings [line items]
Borrowings	1,487,624		1,487,624
Floating rate | From 2 to 5 years
Disclosure of detailed information about borrowings [line items]
Borrowings	1,449,283		1,449,283
Floating rate | More than 5 years
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 0		$ 0